DEBT AND LEASE LIABILITIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Number shares	Dec. 31, 2024 CAD ($)
DEBT AND LEASE LIABILITIES
Deferred financing cost	$ 1,683,952
Variable lease, fixed minimum payment	0
Variable lease, lease liability recognized	0
Bonus share issuance to lender	3,396,250
Bridge loan, carrying amount	15,066,071
Bridge loan | Variable interest rate
DEBT AND LEASE LIABILITIES
Deferred financing cost	1,683,952
Total credit facility available	$ 25,000,000
Number of tranches | Number	2
Credit facility available per tranche	$ 12,500,000
Borrowings, adjustment to interest rate basis	8.00%
Borrowings, interest rate, basis	3-month Term SOFR + 0.10%
Borrowings, term of variable interest rate	3 months
Borrowings, interest rate	3.00%
Period for calculation of interest amount	360 days
Borrowings maturity	June 30, 2027
Percentage of commitment and incurred legal fees for structuring premium paid	2.00%
Bonus share issuance to lender (in shares) | shares	1,045,000
Bonus share issuance to lender	$ 3,396,250
Percentage of bonus shares recognized for initial draw	50.00%
Percentage of bonus shares to be recognized for remaining undrawn facilities	50.00%
Bridge loan, carrying amount	$ 15,066,071
Bridge loan | Variable interest rate | Minimum
DEBT AND LEASE LIABILITIES
Borrowings, adjustment to interest rate basis	0.10%
Bridge loan | Fixed interest rate | Minimum
DEBT AND LEASE LIABILITIES
Borrowings, effective interest rate	16.78%